                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Taconic Capital Advisors LLC
Address:             375 Park Avenue, Suite 1904
                     New York, NY  10152

Form 13F File Number: 28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3150

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein            Washington, DC                 August 7, 2000
----------------------            --------------                 --------------


Report Type (Check only one):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0
                                               --------------------------------
Form 13F Information Table Entry Total:                        93
                                               --------------------------------
Form 13F Information Table Value Total:                   346,181
                                               --------------------------------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE


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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS       CUSIP  (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE
     --------------         --------------       -----  --------  -------   ---  ----  ----------  --------  ----     ------   ----
Alcatel                       Spnsrd ADR     013904305     13619   204,800  SH             sole              204,800
Alcoa Inc.                      common       013817101       289     9,964  SH             sole               9,9,64
AMDOCS Ltd.                    Ordinary      G02602103      1141    14,868  SH             sole               14,868
American Elec Pwr Inc.          common       025537101      2709    91,440  SH             sole               91,440
American Ntl Can Group          common       027714104      1434    85,000  SH             sole               85,000
AMFM Inc.                       common       001693100      6997   101,400  SH             sole              101,400
Appnet Systems Inc              common       03831Q101      3564    99,000  SH             sole               99,000
Arvin Inds Inc                  common       043339100       542    31,200  SH             sole               31,200
Banco Rio De La Plata SA      Spon ADR B     059644104       320    22,100  SH             sole               22,100
Banknorth Group Inc. Del        common       06646R107      5123   334,548  SH             sole              334,548
Battle Mtn Gold Co              common       071593107       153    70,000  SH             sole               70,000
Best Foods Inc                  common       08658U101      7964   115,000  SH             sole              115,000
BP Amoco PLC                  Spnsrd ADR     055622104      3715    65,600  SH             sole               65,600
Burr Brown Corp                 common       122574106      3400    39,223  SH             sole               39,223
Ch Schwab USD                   common       808513105      3289    97,800  SH             sole               97,800
CMP Group Inc                   common       125887109      1999    68,200  SH             sole               68,200
Coastal Corp                    common       190441105      5661    93,000  SH             sole               93,000
Columbia Energy Group           common       197648108      1785    27,200  SH             sole               27,200
Corning Inc                     common       219350105      6477    24,000  SH             sole               24,000
Dime Bancorp                    common       25429Q102      2120   134,600  SH             sole              134,600
Dynegy Inc New                  common       26816Q101      3582    52,440  SH             sole               52,440
Eastern Enterprises             common       27637F100      6401   101,600  SH             sole              101,600
Elan PLC                          ADR        284131208      2809    58,000  SH             sole               58,000
Elan PLC                          RT         G29539148        76   151,100  SH             sole              151,100
Exxon Mobil Corp                common       30231G102      3101    39,500  SH             sole               39,500
Financial Sec Assurn Hldgs      common       31769P100      6981    92,000  SH             sole               92,000
First SEC Corp Del              common       336294103      6437   474,600  SH             sole              474,600
Flextronics Intl Ltd           ordinary      Y2573F102      3455    50,300  SH             sole               50,300
Florida Progress Corp           common       341109106      3548    75,700  SH             sole               75,700
General Elec Co                 common       369604103      3276    62,700  SH             sole               62,700
General Motors Corp             Class H      370442832      2790    31,800  SH             sole               31,800
Geon Co                         common       37246W105      1676    90,600  SH             sole               90,600
Global Crossings Ltd            common       G3921A100       356    13,542  SH             sole               13,542
GTE Corp                        common       362320103      2456    40,000  SH             Sole               40,000
Hadco                           common       404681108      7319    65,200  SH             sole               65,200

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS       CUSIP  (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE
     --------------         --------------       -----  --------  -------   ---  ----  ----------  --------  ----     ------   ----
International Home Foods        common       459655106       209    10,000  SH             sole               10,000
Intl Paper Co                   common       460146103      3163   106,095  SH             sole              106,095
IRI International Corp          common       45004F107      1613   151,800  SH             sole              151,800
Iron Mtn Inc PA                 common       462846106      1391    40,920  SH             sole               40,920
JDS Uniphase Corp               common       46612J101      8232    68,672  SH             sole               68,672
Jupiter Communications          common       482050101       200     8,700  SH             sole                8,700
LG&E Energy Corp                common       501917108      2984   125,000  SH             sole              125,000
LHS Group Inc                   common       501938104       480    13,900  SH             sole               13,900
LJL Biosystems Inc              common       501873103       360    18,600  SH             sole               18,600
Lunar Corp                      common       550362107        67     4,000  SH             sole                4,000
Mack-Cali Realty Corp           common       554489104      1225    47,700  SH             sole               47,700
MCN Energy Group Inc            common       55267J100      2638   123,400  SH             sole              123,400
Mediaone Group Inc              common       58440J104      9885   149,500  SH             sole              149,500
Medtronic Inc                   common       585055106      2750    55,200  SH             sole               55,200
Motorola                        common       620076109      4567   154,800  SH             sole              154,800
Nabisco Group Holdings          common       62952P102      2075    80,000  SH             sole               80,000
New Century Energies Inc        common       64352U103      7065   235,500  SH             sole              235,500
Nextlink Common A               common       65333H707      6204   163,540  SH             sole              163,540
Nortel Networks Corp            common       656568102     13245   193,000  SH             sole              193,000
One Valley Bancorp Inc          common       682419106       941    30,100  SH             sole               30,100
Pairgain Technologies Inc       common       695934109       923    27,000  SH             sole               27,000
Pfizer Inc                      common       717081103     13262   276,300  SH             sole              276,300
Pharmacia Corp                  common       71713U102      9712   187,901  SH             sole              187,901
Pioneer Group Inc               common       723684106      3144    74,200  SH             sole               74,200
Policy Mgmt Sys                 common       731108106       999    65,000  SH             sole               65,000
Providence Energy Corp          common       743743106      2082    51,400  SH             sole               51,400
Prudential Steel Cad            common       74435C103      1309    96,500  SH             sole               96,500
PSInet Inc                      common       74437C101      1131    45,000  SH             sole               45,000
Ranger Oil Ltd                  common       752805101      4871   900,000  SH             sole              900,000
Reliastar Finl Corp             common       75952U103      5086    97,000  SH             sole               97,000
Santa Fe Snyder Corp            common       80218K105      3102   272,700  SH             sole              272,700
Seagate Technology              common       811804103      4626    84,100  SH             sole               84,100
SFX Entertainment               common       784178105      4305    95,000  SH             sole               95,000
Shire Pharmaceuticals Grp      Spnsr ADR     82481R106      7268   140,100  SH             sole              140,100
Smithkline                     Spnsr ADR     832378301      2770    42,500  SH             sole               42,500
Smucker JM Co                    CL B        832696207      2916   155,500  SH             sole                              155,500
Spyglass inc                    common       852192103       473    15,100  SH             sole               15,100
Telecomunicacoes DE S.P.       Spnsr ADR     87929A102      1367    73,900  SH             sole               73,900
Telefonica Argentina          Spnsr ADR B    879378206      4124   129,900  SH             sole              129,900
Teleglobe                       common       87941V100      1580    75,000  SH             sole               75,000

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS       CUSIP  (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE
     --------------         --------------       -----  --------  -------   ---  ----  ----------  --------  ----     ------   ----
Telesudeste Celular Part      Spn ADR Pfd    879252104       973    31,900  SH             sole               31,900
Texas Instrs Inc                common       882508104      4588    66,800  SH             sole               66,800
Times Mirror Co New             common       887364107      3200    35,300  SH             sole               35,300
Titan Corp                      common       888266103      2048    45,759  SH             sole               45,759
Total Fina SA                  Spnsr ADR     89151E109      6253    81,400  SH             sole               81,400
Trimark Finl Corp               common       89621H104      1126    62,000  SH             sole               62,000
Tumbleweed Comm Corp            common       899690101       626    12,300  SH             sole               12,300
Union Pacific Res Grp           common       907834105      6376   289,800  SH             sole              289,800
Vastar Resources Inc            common       922380100       821    10,000  SH             sole               10,000
Verio Inc                       common       923433106      2796    50,400  SH             sole               50,400
Viacom Inc                       CL B        925524308     23392   343,058  SH             sole              343,058
Voicestream Wireless Corp       common       928615103      3810    32,761  SH             sole               32,761
Warner Chilcott Labs           Spnsr ADR     934435207       401    18,000  SH             sole               18,000
Wells Fargo Company             common       949746101      1294    33,383  SH             sole               33,383
Wesley Jessen Visioncare        common       951018100      8098   215,600  SH             sole              215,600
Westwood One Inc                common       961815107      3634   106,500  SH             sole              106,500
Wind River Systems Inc          common       973149107      3208    84,700  SH             sole               84,700
Wynns Intl Inc                  common       983195108      2629   115,900  SH             sole              115,900


                                                        ---------

TOTAL VALUE                                              346,181